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OMB Number: 3235-0582

Expires: March 31, 2021

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end: March 31, April 30, June 30, July 31, September 31, November 30 and December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST - CMG Tactical All Asset Strategy Fund										Item 1, Exhibit 19
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through July 1, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Invesco	CLTL	46138G888	8/19/2019		Election of Trustees	Election	Y	FOR	FOR
2	JPMorgan	JPST	46641Q837	8/22/2019		Management Agreement for Fund	Board	Y	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - CMG Mauldin Core Fund									Item 1, Exhibit 20
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Invesco	SPHQ	46137V241	8/19/2019	Election of Trustees	Election	Y	FOR	FOR
2	Invesco	SPLV	46138E354	8/19/2019	Election of Trustees	Election	Y	FOR	FOR
3	Invesco	CLTL	46138G888	8/19/2019	Election of Trustees	Election	Y	FOR	FOR
4	JPMorgan	JPST	46641Q837	8/22/2019	Management Agreement	Board	Y	FOR	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - CMG Tactical Bond Fund									Item 1, Exhibit 21
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.
3

Registrant: NORTHERN LIGHTS FUND TRUST - Deer Park Total Return Credit Fund									Item 1, Exhibit 23
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - EAGLE MLP STRATEGY FUND										Item 1, Exhibit 24
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	KNOT Offshore Partners LP	KNOP	Y48125101	Annual; 09/25/2019	1	Elect Director Andrew Beveridge	Mgmt	Y	For	For
2	KNOT Offshore Partners LP	KNOP	Y48125101	Annual; 09/25/2019	2	Please vote FOR if Units are Owned by a Resident of Norway for Purposes of the Tax Act on Income And Wealth, or vote AGAINST if Units are Not Held by a Resident of Norway for Purposes of the Tax Act on Income and Wealth	Mgmt	Y	Against	None
3	Goldman Sachs Trust	N/A	38141W6*5	Special; 01/23/2020	1.1	Elect Director Dwight L. Bush	Mgmt	Y	For	For
4	Goldman Sachs Trust	N/A	38141W6*5	Special; 01/23/2020	1.2	Elect Director Kathryn A. Cassidy	Mgmt	Y	For	For
5	Goldman Sachs Trust	N/A	38141W6*5	Special; 01/23/2020	1.3	Elect Director Joaquin Delgado	Mgmt	Y	For	For
6	Goldman Sachs Trust	N/A	38141W6*5	Special; 01/23/2020	1.4	Elect Director Gregory G. Weaver	Mgmt	Y	For	For
7	NuStar Energy L.P.	NS	67058H102	Annual; 04/28/2020	1.1	Elect Director William E. Greehey	Mgmt	Y	For	For
8	NuStar Energy L.P.	NS	67058H102	Annual; 04/28/2020	1.2	Elect Director Jelynne LeBlanc-Burley	Mgmt	Y	For	For
9	NuStar Energy L.P.	NS	67058H102	Annual; 04/28/2020	1.3	Elect Director Robert J. Munch	Mgmt	Y	For	For
10	NuStar Energy L.P.	NS	67058H102	Annual; 04/28/2020	2	Ratify KPMG LLP as Auditors	Mgmt	Y	For	For
11	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.1	Elect Director Alan S. Armstrong	Mgmt	Y	For	For
12	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.2	Elect Director Stephen W. Bergstrom	Mgmt	Y	For	For
13	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.3	Elect Director Nancy K. Buese	Mgmt	Y	For	For
14	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.4	Elect Director Stephen I. Chazen	Mgmt	Y	For	For
15	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.5	Elect Director Charles I. Cogut	Mgmt	Y	For	For
16	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.6	Elect Director Michael A. Creel	Mgmt	Y	For	For
17	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.7	Elect Director Vicki L. Fuller	Mgmt	Y	For	For
18	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.8	Elect Director Peter A. Ragauss	Mgmt	Y	For	For
19	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.9	Elect Director Scott D. Sheffield	Mgmt	Y	For	For
20	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.10	Elect Director Murray D. Smith	Mgmt	Y	For	For
21	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	1.11	Elect Director William H. Spence	Mgmt	Y	For	For
22	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	2	Amend Omnibus Stock Plan	Mgmt	Y	For	For
23	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	3	Amend Qualified Employee Stock Purchase Plan	Mgmt	Y	For	For
24	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	4	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
25	The Williams Companies, Inc.	WMB	969457100	Annual; 04/28/2020	5	Ratify Ernst & Young LLP as Auditors	Mgmt	Y	For	For
26	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.1	Elect Director Jonathan Bram	Mgmt	Y	Withhold	For
27	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.2	Elect Director Nathaniel Anschuetz	Mgmt	Y	Withhold	For
28	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.3	Elect Director Brian R. Ford	Mgmt	Y	For	For
29	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.4	Elect Director Bruce MacLennan	Mgmt	Y	Withhold	For
30	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.5	Elect Director Ferrell P. McClean	Mgmt	Y	For	For
31	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.6	Elect Director Daniel B. More	Mgmt	Y	For	For
32	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.7	Elect Director E. Stanley O'Neal	Mgmt	Y	For	For
33	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.8	Elect Director Christopher S. Sotos	Mgmt	Y	Withhold	For
34	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	1.9	Elect Director Scott Stanley	Mgmt	Y	Withhold	For
35	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	2	Amend Certificate of Incorporation to Reflect Corporate Structure	Mgmt	Y	For	For
36	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
37	Clearway Energy, Inc.	CWEN	18539C204	Annual; 04/30/2020	4	Ratify KPMG LLP as Auditors	Mgmt	Y	For	For
38	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.1	Elect Director Stephan Cretier	Mgmt	Y	For	For
39	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.2	Elect Director Michael R. Culbert	Mgmt	Y	For	For
40	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.3	Elect Director Russell K. Girling	Mgmt	Y	For	For
41	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.4	Elect Director Susan C. Jones	Mgmt	Y	For	For
42	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.5	Elect Director Randy Limbacher	Mgmt	Y	For	For
43	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.6	Elect Director John E. Lowe	Mgmt	Y	For	For
44	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.7	Elect Director David MacNaughton	Mgmt	Y	For	For
45	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.8	Elect Director Una Power	Mgmt	Y	For	For
46	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.9	Elect Director Mary Pat Salomone	Mgmt	Y	For	For
47	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.10	Elect Director Indira V. Samarasekera	Mgmt	Y	For	For
48	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.11	Elect Director D. Michael G. Stewart	Mgmt	Y	For	For
49	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.12	Elect Director Siim A. Vanaselja	Mgmt	Y	For	For
50	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.13	Elect Director Thierry Vandal	Mgmt	Y	For	For
51	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	1.14	Elect Director Steven W. Williams	Mgmt	Y	For	For
52	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	2	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	Y	For	For
53	TC Energy Corporation	TRP	87807B107	Annual; 05/01/2020	3	Advisory Vote on Executive Compensation Approach	Mgmt	Y	For	For
54	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.1	Elect Director Pamela L. Carter	Mgmt	Y	For	For
55	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.2	Elect Director Marcel R. Coutu	Mgmt	Y	For	For
56	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.3	Elect Director Susan M. Cunningham	Mgmt	Y	For	For
57	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.4	Elect Director Gregory L. Ebel	Mgmt	Y	For	For
58	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.5	Elect Director J. Herb England	Mgmt	Y	For	For
59	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.6	Elect Director Charles W. Fischer	Mgmt	Y	For	For
60	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.7	Elect Director Gregory J. Goff	Mgmt	Y	For	For
61	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.8	Elect Director V. Maureen Kempston Darkes	Mgmt	Y	For	For
62	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.9	Elect Director Teresa S. Madden	Mgmt	Y	For	For
63	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.10	Elect Director Al Monaco	Mgmt	Y	For	For
64	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	1.11	Elect Director Dan C. Tutcher	Mgmt	Y	For	For
65	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	Y	For	For
66	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	3	Approve Shareholder Rights Plan	Mgmt	Y	For	For
67	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	4	Amend By-Law No. 1 of Enbridge	Mgmt	Y	For	For
68	Enbridge Inc.	ENB	29250N105	Annual; 05/05/2020	5	Advisory Vote on Executive Compensation Approach	Mgmt	Y	For	For
69	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.1	Elect Director James M. Estey	Mgmt	Y	For	For
70	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.2	Elect Director Douglas P. Bloom	Mgmt	Y	For	For
71	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.3	Elect Director James J. Cleary	Mgmt	Y	For	For
72	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.4	Elect Director John L. Festival	Mgmt	Y	For	For
73	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.5	Elect Director Marshall L. McRae	Mgmt	Y	For	For
74	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.6	Elect Director Mary Ellen Peters	Mgmt	Y	For	For
75	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.7	Elect Director Steven R. Spaulding	Mgmt	Y	For	For
76	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	1.8	Elect Director Judy E. Cotte	Mgmt	Y	For	For
77	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	2	Approve PricewaterhouseCoopers LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	Y	For	For
78	Gibson Energy Inc.	GEI	374825206	Annual; 05/05/2020	3	Advisory Vote on Executive Compensation Approach	Mgmt	Y	For	For
79	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.1	Elect Director Cotton M. Cleveland	Mgmt	Y	For	For
80	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.2	Elect Director James S. DiStasio	Mgmt	Y	For	For
81	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.3	Elect Director Francis A. Doyle	Mgmt	Y	For	For
82	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.4	Elect Director Linda Dorcena Forry	Mgmt	Y	For	For
83	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.5	Elect Director James J. Judge	Mgmt	Y	For	For
84	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.6	Elect Director John Y. Kim	Mgmt	Y	For	For
85	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.7	Elect Director Kenneth R. Leibler	Mgmt	Y	For	For
86	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.8	Elect Director David H. Long	Mgmt	Y	For	For
87	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.9	Elect Director William C. Van Faasen	Mgmt	Y	For	For
88	Eversource Energy	ES	30040W108	Annual; 05/06/2020	1.10	Elect Director Frederica M. Williams	Mgmt	Y	For	For
89	Eversource Energy	ES	30040W108	Annual; 05/06/2020	2	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
90	Eversource Energy	ES	30040W108	Annual; 05/06/2020	3	Ratify Deloitte & Touche LLP as Auditors	Mgmt	Y	For	For
91	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.1	Elect Director Anne-Marie N. Ainsworth	Mgmt	Y	For	For
92	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.2	Elect Director Michael (Mick) H. Dilger	Mgmt	Y	For	For
93	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.3	Elect Director Randall J. Findlay	Mgmt	Y	For	For
94	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.4	Elect Director Robert G. Gwin	Mgmt	Y	For	For
95	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.5	Elect Director Maureen E. Howe	Mgmt	Y	For	For
96	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.6	Elect Director Gordon J. Kerr	Mgmt	Y	For	For
97	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.7	Elect Director David M.B. LeGresley	Mgmt	Y	For	For
98	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.8	Elect Director Leslie A. O'Donoghue	Mgmt	Y	For	For
99	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.9	Elect Director Bruce D. Rubin	Mgmt	Y	For	For
100	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	1.10	Elect Director Henry W. Sykes	Mgmt	Y	For	For
101	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	2	Approve KPMG LLP Auditors and Authorize Board to Fix Their Remuneration	Mgmt	Y	For	For
102	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	3	Amend Bylaws	Mgmt	Y	For	For
103	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	4	Approve Advance Notice Requirement	Mgmt	Y	For	For
104	Pembina Pipeline Corporation	PPL	706327103	Annual; 05/08/2020	5	Advisory Vote on Executive Compensation Approach	Mgmt	Y	For	For
105	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	1	Ratify Deloitte LLP as Auditors	Mgmt	Y	For	For
106	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.1	Elect Director James Bertram	Mgmt	Y	For	For
107	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.2	Elect Director Blair Goertzen	Mgmt	Y	For	For
108	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.3	Elect Director Douglas Haughey	Mgmt	Y	For	For
109	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.4	Elect Director Gianna Manes	Mgmt	Y	For	For
110	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.5	Elect Director Donald Nelson	Mgmt	Y	For	For
111	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.6	Elect Director Michael Norris	Mgmt	Y	For	For
112	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.7	Elect Director Thomas O'Connor	Mgmt	Y	For	For
113	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.8	Elect Director Charlene Ripley	Mgmt	Y	For	For
114	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.9	Elect Director David Smith	Mgmt	Y	For	For
115	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	2.10	Elect Director Janet Woodruff	Mgmt	Y	For	For
116	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	3	Approve Shareholder Rights Plan	Mgmt	Y	For	For
117	Keyera Corp.	KEY	493271100	Annual; 05/12/2020	4	Advisory Vote on Executive Compensation Approach	Mgmt	Y	For	For
118	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.1	Elect Director Richard D. Kinder	Mgmt	Y	For	For
119	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.2	Elect Director Steven J. Kean	Mgmt	Y	For	For
120	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.3	Elect Director Kimberly A. Dang	Mgmt	Y	For	For
121	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.4	Elect Director Ted A. Gardner	Mgmt	Y	For	For
122	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.5	Elect Director Anthony W. Hall, Jr.	Mgmt	Y	For	For
123	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.6	Elect Director Gary L. Hultquist	Mgmt	Y	For	For
124	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.7	Elect Director Ronald L. Kuehn, Jr.	Mgmt	Y	For	For
125	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.8	Elect Director Deborah A. Macdonald	Mgmt	Y	For	For
126	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.9	Elect Director Michael C. Morgan	Mgmt	Y	For	For
127	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.10	Elect Director Arthur C. Reichstetter	Mgmt	Y	For	For
128	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.11	Elect Director Fayez Sarofim	Mgmt	Y	For	For
129	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.12	Elect Director C. Park Shaper	Mgmt	Y	For	For
130	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.13	Elect Director William A. Smith	Mgmt	Y	For	For
131	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.14	Elect Director Joel V. Staff	Mgmt	Y	For	For
132	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.15	Elect Director Robert F. Vagt	Mgmt	Y	For	For
133	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	1.16	Elect Director Perry M. Waughtal	Mgmt	Y	For	For
134	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	2	Ratify PricewaterhouseCoopers LLP as Auditors	Mgmt	Y	For	For
135	Kinder Morgan, Inc.	KMI	49456B101	Annual; 05/13/2020	3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
136	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1A	Elect Director G. Andrea Botta	Mgmt	Y	For	For
137	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1B	Elect Director Jack A. Fusco	Mgmt	Y	For	For
138	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1C	Elect Director Vicky A. Bailey	Mgmt	Y	For	For
139	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1D	Elect Director Nuno Brandolini	Mgmt	Y	For	For
140	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1E	Elect Director Michele A. Evans	Mgmt	Y	For	For
141	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1F	Elect Director David I. Foley	Mgmt	Y	For	For
142	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1G	Elect Director David B. Kilpatrick	Mgmt	Y	For	For
143	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1H	Elect Director Andrew Langham	Mgmt	Y	For	For
144	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1I	Elect Director Courtney R. Mather	Mgmt	Y	For	For
145	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1J	Elect Director Donald F. Robillard, Jr.	Mgmt	Y	For	For
146	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	1K	Elect Director Neal A. Shear	Mgmt	Y	For	For
147	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	2	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
148	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	3	Ratify KPMG LLP as Auditors	Mgmt	Y	For	For
149	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	4	Approve Omnibus Stock Plan	Mgmt	Y	For	For
150	Cheniere Energy, Inc.	LNG	16411R208	Annual; 05/14/2020	5	Report on Plans to Address Stranded Carbon Asset Risks	SH	Y	For	Against
151	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.1	Elect Director Brian L. Derksen	Mgmt	Y	For	For
152	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.2	Elect Director Julie H. Edwards	Mgmt	Y	For	For
153	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.3	Elect Director John W. Gibson	Mgmt	Y	For	For
154	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.4	Elect Director Mark W. Helderman	Mgmt	Y	For	For
155	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.5	Elect Director Randall J. Larson	Mgmt	Y	For	For
156	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.6	Elect Director Steven J. Malcolm	Mgmt	Y	For	For
157	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.7	Elect Director Jim W. Mogg	Mgmt	Y	For	For
158	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.8	Elect Director Pattye L. Moore	Mgmt	Y	For	For
159	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.9	Elect Director Gary D. Parker	Mgmt	Y	For	For
160	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.10	Elect Director Eduardo A. Rodriguez	Mgmt	Y	For	For
161	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	1.11	Elect Director Terry K. Spencer	Mgmt	Y	For	For
162	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	2	Ratify PricewaterhouseCoopers LLP as Auditors	Mgmt	Y	For	For
163	ONEOK, Inc.	OKE	682680103	Annual; 05/20/2020	3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
164	Plains GP Holdings, L.P.	PAGP	72651A207	Annual; 05/20/2020	1.1	Elect Director Alexandra Pruner	Mgmt	Y	For	For
165	Plains GP Holdings, L.P.	PAGP	72651A207	Annual; 05/20/2020	1.2	Elect Director Lawrence M. Ziemba	Mgmt	Y	For	For
166	Plains GP Holdings, L.P.	PAGP	72651A207	Annual; 05/20/2020	2	Ratify PricewaterhouseCoopers LLP as Auditor	Mgmt	Y	For	For
167	Plains GP Holdings, L.P.	PAGP	72651A207	Annual; 05/20/2020	3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
168	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1a	Elect Director Sherry S. Barrat	Mgmt	Y	For	For
169	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1b	Elect Director James L. Camaren	Mgmt	Y	For	For
170	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1c	Elect Director Kenneth B. Dunn	Mgmt	Y	For	For
171	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1d	Elect Director Naren K. Gursahaney	Mgmt	Y	For	For
172	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1e	Elect Director Kirk S. Hachigian	Mgmt	Y	For	For
173	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1f	Elect Director Toni Jennings	Mgmt	Y	For	For
174	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1g	Elect Director Amy B. Lane	Mgmt	Y	For	For
175	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1h	Elect Director David L. Porges	Mgmt	Y	For	For
176	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1i	Elect Director James L. Robo	Mgmt	Y	For	For
177	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1j	Elect Director Rudy E. Schupp	Mgmt	Y	For	For
178	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1k	Elect Director John L. Skolds	Mgmt	Y	For	For
179	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1l	Elect Director William H. Swanson	Mgmt	Y	For	For
180	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	1m	Elect Director Darryl L. Wilson	Mgmt	Y	For	For
181	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	2	Ratify Deloitte & Touche LLP as Auditors	Mgmt	Y	For	For
182	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	3	Advisory Vote to Ratify Named Executive Officers' Compensation	Mgmt	Y	For	For
183	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	4	Report on Political Contributions	SH	Y	For	Against
184	NextEra Energy, Inc.	NEE	65339F101	Annual; 05/21/2020	5	Provide Right to Act by Written Consent	SH	Y	For	Against
185	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020		Meeting for Common and Class A Shareholders	Mgmt
186	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	1	Elect Director John W. Brace	Mgmt	Y	For	For
187	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	2	Elect Director James C. Temerty	Mgmt	Y	For	For
188	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	3	Elect Director Linda L. Bertoldi	Mgmt	Y	For	For
189	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	4	Elect Director Marie Bountrogianni	Mgmt	Y	For	For
190	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	5	Elect Director Lisa Colnett	Mgmt	Y	For	For
191	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	6	Elect Director Barry Gilmour	Mgmt	Y	For	For
192	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	7	Elect Director Russell Goodman	Mgmt	Y	For	For
193	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	8	Elect Director Keith Halbert	Mgmt	Y	For	For
194	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	9	Elect Director Ian Pearce	Mgmt	Y	For	For
195	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	10	Approve Ernst & Young LLP as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	Y	For	For
196	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	11	Approve Advance Notice Requirement	Mgmt	Y	For	For
197	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	12	Amend By-Law to Permit a Virtual Only Shareholder Meeting and Change Quorum Requirement for Shareholder Meetings from 10% to 25%	Mgmt	Y	For	For
198	Northland Power Inc.	NPI	666511100	Annual/Special; 05/22/2020	13	Advisory Vote on Executive Compensation Approach	Mgmt	Y	For	For

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Duration Neutral Bond Fund									Item 1, Exhibit 34
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Equity Hedged Fund									Item 1, Exhibit 35
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.
3

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Sentry Managed Volatility Fund									Item 1, Exhibit 36
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.
3

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Tactical Fixed Income Fund									Item 1, Exhibit 37
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.
3

Registrant: NORTHERN LIGHTS FUND TRUST - Navigator Ultra Short Bond Fund									Item 1, Exhibit 38
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - PSI All Asset Fund										Item 1, Exhibit 49
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through December 31, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Invesco Ultra Short Duration ETF (NAV)	GSY	46090A887	Special: 08/19/2019	1	Election of Trustees: Ronn R Bagge; Todd J Barre; Kevin M Carcue; Edmund P Giambastiani, Jr; Victoria J Herget; Marc M Kole; Yung Bong Lim; Joanne Pace; Gary R Wicker; Donald H Wilson.	MGMT	Y	Mirror	Mirror

Registrant: NORTHERN LIGHTS FUND TRUST - PSI Strategic Growth Fund										Item 1, Exhibit 50
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Invesco S&P 500 GARP ETF (NAV)	SPGP	46137V431	Special: 08/19/2019	1	Election of Trustees: Ronn R Bagge; Todd J Barre; Kevin M Carcue; Edmund P Giambastiani, Jr; Victoria J Herget; Marc M Kole; Yung Bong Lim; Joanne Pace; Gary R Wicker; Donald H Wilson.	MNGT	Y	Mirror	Mirror
2	Invesco S&P 500® Equal Weight Utilts ETF (NAV)	RYU	46137V274	Special: 08/19/2019	1	Election of Trustees: Ronn R Bagge; Todd J Barre; Kevin M Carcue; Edmund P Giambastiani, Jr; Victoria J Herget; Marc M Kole; Yung Bong Lim; Joanne Pace; Gary R Wicker; Donald H Wilson.	MNGT	Y	Mirror	Mirror
3	Invesco S&P 500® Low Volatility ETF (NAV)	SPLV	46138E354	Special: 08/19/2019	1	Election of Trustees: Ronn R Bagge; Todd J Barre; Kevin M Carcue; Edmund P Giambastiani, Jr; Victoria J Herget; Marc M Kole; Yung Bong Lim; Joanne Pace; Gary R Wicker; Donald H Wilson.	MNGT	Y	Mirror	Mirror
4	Invesco S&P 500® Quality ETF (NAV)	SPHQ	46137V241	Special: 08/19/2019	1	Election of Trustees: Ronn R Bagge; Todd J Barre; Kevin M Carcue; Edmund P Giambastiani, Jr; Victoria J Herget; Marc M Kole; Yung Bong Lim; Joanne Pace; Gary R Wicker; Donald H Wilson.	MNGT	Y	Mirror	Mirror
5	Invesco S&P MidCap Low Volatility ETF (NAV)	XMLV	46138E198	Special: 08/19/2019	1	Election of Trustees: Ronn R Bagge; Todd J Barre; Kevin M Carcue; Edmund P Giambastiani, Jr; Victoria J Herget; Marc M Kole; Yung Bong Lim; Joanne Pace; Gary R Wicker; Donald H Wilson.	MNGT	Y	Mirror	Mirror
6	AXS Multi-Strategy Alternatives R-1	KCMTX	46141T448	Special: 10/15/2019	1	Approval of an Agreement and Plan of Reorganization providing for (i) transfer of all assets of KCM Macro Trends Fund, a series of Northern Lights Fund Trust ("Acquired Fund") to the AXS Multi-Strategy Alternative Fund ("Acquiring Fund"), a newly created series of Investment Managers Series Trust II; (ii) liquidating distribution by Acquired Fund to its shareholders of the shares of the Acquiring Fund received in the exchange in proportion, on a class-by-class basis, to shareholders' respective holdings of shares of Acquired Fund.	MNGT	Y	Mirror	Mirror
7	Starbucks Corp	SBUX	US8552441094	Annual: 03/18/2020	1	Election of Directors: Richard E Allison, Jr; Rosalind G Brewer; Andrew Campion; Mary N Dillon; Isabel Ge Mahe; Mellody Hobson; Kevin R Johnson; Jørgen Vig Knudstrop; Satya Nadella; Joshua Cooper Ramo; Clara Shih; Javier G Teruel; Myron E Ullman III.	MNGT	Y	Mirror	Mirror
8	Starbucks Corp	SBUX	US8552441094	Annual: 03/18/2020	2	Advisory resolution to approve our executive officer compensation.	MNGT	Y	Mirror	Mirror
9	Starbucks Corp	SBUX	US8552441094	Annual: 03/18/2020	3	Ratification of selection of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal 2020.	MNGT	Y	Mirror	Mirror
10	Starbucks Corp	SBUX	US8552441094	Annual: 03/18/2020	4	EEO Policy Risk Report.	SHAREHOLDER	Y	Mirror	Mirror
11	McCormick & Co Inc	MKC	US5797802064	Annual: 04/01/2020	1	Election of Directors: Anne L Bramman; Michael A Conway; Freeman A Hrabowski III; L Lawrence E Kurzius; Patricia Little; Michael D Mangan; Maritza G Montiel; Margaret M V Preston; Gary M Rodkin; Jacques Tapiero; W Anthony Vernon.	MNGT	Y	Mirror	Mirror
12	McCormick & Co Inc	MKC	US5797802064	Annual: 04/01/2020	2	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm of McCormick to serve for the 2020 fiscal year.	MNGT	Y	Mirror	Mirror
13	McCormick & Co Inc	MKC	US5797802064	Annual: 04/01/2020	3	Approve, on a non-binding advisory basis, McCormick's Named Executive Officer compensation for the fiscal 2019 (a "say-on-pay" vote).	MNGT	Y	Mirror	Mirror
14	Coca-Cola Co	KO	US1912161007	Annual: 04/22/2020	1	Election of Directors: Herbert A Allen; Marc Bolland; Ana Botin; Christopher C Davis; Barry Diller; Helene D Gayle; Alexis M Herman; Robert A Kotick; Maria Elena Lagomasino; Janes Quincey; Caroline J Tsay; David B Weinberg.	MNGT	Y	Mirror	Mirror
15	Coca-Cola Co	KO	US1912161007	Annual: 04/22/2020	2	Advisory vote to approve executive compensation.	MNGT	Y	Mirror	Mirror
16	Coca-Cola Co	KO	US1912161007	Annual: 04/22/2020	3	Ratification of the appointment of Ernst & Young LLP and Independent Auditors.	MNGT	Y	Mirror	Mirror
17	Coca-Cola Co	KO	US1912161007	Annual: 04/22/2020	4	Shareowner proposal on sugar and public health.	SHAREHOLDER	Y	Mirror	Mirror
18	Johnson & Johnson	JNJ	US4781601046	Annual: 04/23/2020	1	Election of Directors: Mary C Beckerle; D Scott Davis; Ian E L Davis; Jennifer A Doudna; Alex Gorsky; Marillyn A Hewson; Hubert Joly; Mark B McClellan; Anne M Mulcahy; Charles Prince; A Eugene Washington; Mark A Weinberger; Ronald A Williams.	MNGT	Y	Mirror	Mirror
19	Johnson & Johnson	JNJ	US4781601046	Annual: 04/23/2020	2	Advisory vote to Approve Named Executive Officer Compensation.	MNGT	Y	Mirror	Mirror
20	Johnson & Johnson	JNJ	US4781601046	Annual: 04/23/2020	3	Ratification of Appointment of PricewaterhouseCoopers LLP as the Independent Registered Public Accounting Firm for 2020.	MNGT	Y	Mirror	Mirror
21	Johnson & Johnson	JNJ	US4781601046	Annual: 04/23/2020	4	Amendment to the Restated Certificate of Incorporation to Permit Removal of Directors Without Cause.	MNGT	Y	Mirror	Mirror
22	Johnson & Johnson	JNJ	US4781601046	Annual: 04/23/2020	5	Independent Board Chair.	SHAREHOLDER	Y	Mirror	Mirror
23	Johnson & Johnson	JNJ	US4781601046	Annual: 04/23/2020	6	Report on Governance of Opioids-Related Risks.	SHAREHOLDER	Y	Mirror	Mirror
24	NorthWestern Corp	NWE	US6680743050	Annual: 04/23/2020	1	Election of Directors: Stephen P Adik; Anthony T Clark; Dana J Dykhouse; Jan R Horsfall; Britt E Ide; Julia L Johnson; Linda G Sullivan; Robert C Rowe; Mahvash Yazdi; Jeffrey W Yingling.	MNGT	Y	Mirror	Mirror
25	NorthWestern Corp	NWE	US6680743050	Annual: 04/23/2020	2	Ratification of Deloitte & Touche LLP as independent registered public accounting form for 2020.	MNGT	Y	Mirror	Mirror
26	NorthWestern Corp	NWE	US6680743050	Annual: 04/23/2020	3	Advisory vote to approve named executive officer compensation.	MNGT	Y	Mirror	Mirror
27	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	1	Election of Directors: Robert E Blaylock; Albert Bourla; W Don Cornwell; Joseph J Echevarria; Scott Gottlieb; Helen H Hobbs; Susan Hockfield; James M Kilts; Dar R Littman; Shantanu Narayen; Suzanne Nora Johnson, James Quincey, James C Smith.	MNGT	Y	Mirror	Mirror
28	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	2	Ratify the selection of KPMG LLP as independent registered public accounting firm for 2020.	MNGT	Y	Mirror	Mirror
29	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	3	2020 advisory approval of executive compensation.	MNGT	Y	Mirror	Mirror
30	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	4	Shareholder proposal regarding right to act by written consent.	SHAREHOLDER	Y	Mirror	Mirror
31	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	5	Shareholder proposal regarding enhancing proxy access.	SHAREHOLDER	Y	Mirror	Mirror
32	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	6	Shareholder proposal regarding report on lobbying activities.	SHAREHOLDER	Y	Mirror	Mirror
33	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	7	Shareholder proposal regarding independent chair policy.	SHAREHOLDER	Y	Mirror	Mirror
34	Pfizer Inc	PFE	US7170811035	Annual: 04/23/2020	8	Shareholder proposal regarding gender gap pay.	SHAREHOLDER	Y	Mirror	Mirror
35	Kellogg Co	K	US4878361082	Annual: 04/24/2020	1	Election of Directors (term expired 2023): Stephen Burns; Steve Cahillane; Richard Dreiling; La June Montgomery Tabron.	MNGT	Y	Mirror	Mirror
36	Kellogg Co	K	US4878361082	Annual: 04/24/2020	2	Advisory resolution to approve executive compensation	MNGT	Y	Mirror	Mirror
37	Kellogg Co	K	US4878361082	Annual: 04/24/2020	3	Ratification of the appointment of PricewaterhouseCoopers LLP as Kellogg's independent registered accounting firm for fiscal year 2020.	MNGT	Y	Mirror	Mirror
38	Kellogg Co	K	US4878361082	Annual: 04/24/2020	4	Approval of the amendment and restatement of the Kellogg Company 2002 Employee Stock Purchase Plan.	MNGT	Y	Mirror	Mirror
39	Kellogg Co	K	US4878361082	Annual: 04/24/2020	5	Management Proposal to declassify board of directors.	MNGT	Y	Mirror	Mirror
40	Kellogg Co	K	US4878361082	Annual: 04/24/2020	6	Shareowner proposal, if properly presentated at the meeting, to adopt simple majority vote.	SHAREHOLDER	Y	Mirror	Mirror
41	Kimberly-Clark Corp	KMB	US4943681035	Annual: 04/29/2020	1	Election of Directors: Abelardo E Bru; Robert W Decherd; Michael D Hsu; Mae C Jamison, MD; S Todd Maclin; Sherilyn S McCoy; Christa S Quarles; Ian C Read; Dunia A Shrive; Mark T Smucker, Michael D White.	MNGT	Y	Mirror	Mirror
42	Kimberly-Clark Corp	KMB	US4943681035	Annual: 04/29/2020	2	Ratification of Auditor	MNGT	Y	Mirror	Mirror
43	Kimberly-Clark Corp	KMB	US4943681035	Annual: 04/29/2020	3	Advisory Vote to Approve Named Executive Officer Compensation.	MNGT	Y	Mirror	Mirror
44	Kimberly-Clark Corp	KMB	US4943681035	Annual: 04/29/2020	4	Stockholder Proposal Regarding Right to Act by Written Consent.	SHAREHOLDER	Y	Mirror	Mirror
45	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	1	Election of directors, each for a three-year term: M L Eskew; W G Kaelin, Jr; D A Ricks; M S Runge; K Walker.	MNGT	Y	Mirror	Mirror
46	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	2	Approval, by non-binding vote, of the compensation paid to the company's named executive officers.	MNGT	Y	Mirror	Mirror
47	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	3	Ratification of Ernst & Young LLP as the independent auditor for 2020.	MNGT	Y	Mirror	Mirror
48	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	4	Approve amendments to the Articles of Incorporation to eliminate the classified board structure.	MNGT	Y	Mirror	Mirror
49	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	5	Approve amendments to the Articles of Incorporation to eliminate supermajority voting provisions.	MNGT	Y	Mirror	Mirror
50	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	6	Shareholder proposal to disclose direct and indirect lobbying activities and expenditures.	SHAREHOLDER	Y	Mirror	Mirror
51	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	7	Shareholder proposal to publish report on the effectiveness of the forced swim test.	SHAREHOLDER	Y	Mirror	Mirror
52	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	8	Shareholder proposal to amend the bylaws to require an independent board chair.	SHAREHOLDER	Y	Mirror	Mirror
53	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	9	Shareholder proposal on board diversity requesting disclosures of specific minimum qualifications and board nominee shills, experience, and ideological perspective.	SHAREHOLDER	Y	Mirror	Mirror
54	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	10	Shareholder proposal to publish feasibility report on incorporating public concern over drug prices into senior executive compensation arrangements.	SHAREHOLDER	Y	Mirror	Mirror
55	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	11	Share proposal to implement a bonus deferral policy.	SHAREHOLDER	Y	Mirror	Mirror
56	Eli Lilly and Co	LLY	US5324571083	Annual: 05/04/2020	12	Shareholder proposal to disclose clawbacks on executive incentive compensation due to misconduct.	SHAREHOLDER	Y	Mirror	Mirror
57	PepsiCo Inc	PEP	US7134481081	Annual: 05/06/2020	1	Election of Directors: Shona L Brown; Cesar Conde; Ian Cook; Dina Dublon; Richard W Fisher; Michelle Gass; Ramon L Laguarta, David C Page; Robert C Pohlad; Daniel Vasella; Darren Walker; Alberto Weisser.	MNGT	Y	Mirror	Mirror
58	PepsiCo Inc	PEP	US7134481081	Annual: 05/06/2020	2	Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year 2020.	MNGT	Y	Mirror	Mirror
59	PepsiCo Inc	PEP	US7134481081	Annual: 05/06/2020	3	Advisory approval of the Company's executive compensation.	MNGT	Y	Mirror	Mirror
60	PepsiCo Inc	PEP	US7134481081	Annual: 05/06/2020	4	Shareholder Proposal-Reduce Ownership Threshold to Call Special Shareholder Meetings.	SHAREHOLDER	Y	Mirror	Mirror
61	PepsiCo Inc	PEP	US7134481081	Annual: 05/06/2020	5	Shareholder Proposal-Report on Sugar and Public Health.	SHAREHOLDER	Y	Mirror	Mirror
62	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	1	Election of Directors: Michael G Browning; Annette K Clayton; Theodore F Craver, Jr; Robert M Davis; Daniel R DiMicco; Nicholas C Fanandakis; Lynn J Good; John T Herron; William E Kennard; E Marie McKee; Marya M Rose; Thomas E Skains; William E Webster, Jr.	MNGT	Y	Mirror	Mirror
63	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	2	Ratification of Deloitte & Touche LLP as Duke Energy's independent registered public accounting form for 2020.	MNGT	Y	Mirror	Mirror
64	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	3	Advisory vote to approve Duke Energy's named executive officer compensation.	MNGT	Y	Mirror	Mirror
65	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	4	Shareholder proposal regarding independent board chair.	SHAREHOLDER	Y	Mirror	Mirror
66	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	5	Shareholder proposal regarding elimination of supermajority voting provisions in Duke Energy's Certificate of Incorporation.	MNGT	Y	Mirror	Mirror
67	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	6	Shareholder proposal regarding providing a semiannual report on Duke Energy's political contributions and expenditures.	SHAREHOLDER	Y	Mirror	Mirror
68	Duke Energy Corp	DUK	US26441C2044	Annual: 05/07/2020	7	Shareholder proposal regarding providing an annual report on Duke Energy's lobbying payments.	SHAREHOLDER	Y	Mirror	Mirror
69	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	1	Election of Directors: Shellye L Archambeau; Mark T Bertolini; Vittorio Colao; Melanie L Healey; Clarence Otis, Jr; Daniel H Schulman; Rodney E Slater; Hans E Vestberg; Gregory G Weaver.	MNGT	Y	Mirror	Mirror
70	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	2	Advisory Vote to Approve Executive Compensation.	MNGT	Y	Mirror	Mirror
71	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	3	Ratification of Appointment of Independent Registered Publish Accounting Firm.	MNGT	Y	Mirror	Mirror
72	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	4	Nonqualified Savings Plan Earnings.	SHAREHOLDER	Y	Mirror	Mirror
73	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	5	Special Shareholder Meetings.	SHAREHOLDER	Y	Mirror	Mirror
74	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	6	Lobbying Activities Report.	SHAREHOLDER	Y	Mirror	Mirror
75	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	7	User Privacy Metric.	SHAREHOLDER	Y	Mirror	Mirror
76	Verizon Communications Inc	VZ	US92343V1044	Annual: 05/07/2020	8	Amend Severance Approval Policy.	SHAREHOLDER	Y	Mirror	Mirror
77	Republic Services Inc	RSG	US7607591002	Annual: 05/08/2020	1	Election of Directors: Manuel Kadre; Tomago Collins; Thomas W Handley; Jennifer M Kirk; Michael Larson; Kim S Pegula; Donald W Slager; James P Snee; Sandra M Volpe; Katherine B Weymouth.	MNGT	Y	Mirror	Mirror
78	Republic Services Inc	RSG	US7607591002	Annual: 05/08/2020	2	Advisory vote to approve our named executive officer compensation.	MNGT	Y	Mirror	Mirror
79	Republic Services Inc	RSG	US7607591002	Annual: 05/08/2020	3	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2020.	MNGT	Y	Mirror	Mirror
80	Republic Services Inc	RSG	US7607591002	Annual: 05/08/2020	4	Proposal to approve the Republic Services, Inc. 2021 Stock Incentive Plan.	MNGT	Y	Mirror	Mirror
81	3M Co	MMM	US88579Y1010	Annual: 05/12/2020	1	To elect eleven members of the Board of Directors, each for a term of one year: Thomas "Tony" K Browtn; Pamela J Craig; David B Dillon; Michael L Eskew; Herbert L Henkel; Amy E Hood; Muhtar Kent; Dambisa F Moyo, Gregory R Page; Michael F Roman; Patricia A Woertz.	MNGT	Y	Mirror	Mirror
82	3M Co	MMM	US88579Y1010	Annual: 05/12/2020	2	To ratify to appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.	MNGT	Y	Mirror	Mirror
83	3M Co	MMM	US88579Y1010	Annual: 05/12/2020	3	Advisory approval of executive compensation.	MNGT	Y	Mirror	Mirror
84	3M Co	MMM	US88579Y1010	Annual: 05/12/2020	4	Shareholder proposal on setting target amounts for CEO compensation.	SHAREHOLDER	Y	Mirror	Mirror
85	Waste Management Inc	WM	US94106L1098	Annual: 05/12/2020	1	Election of Directors: Frank M Clark. Jr; James C Fish, Jr; Andrés R Gluski; Victoria M Mazzarella; William B Plummer; John C Pope; Thomas H Weidemeyer.	MNGT	Y	Mirror	Mirror
86	Waste Management Inc	WM	US94106L1098	Annual: 05/12/2020	2	Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2020.	MNGT	Y	Mirror	Mirror
87	Waste Management Inc	WM	US94106L1098	Annual: 05/12/2020	3	Non-binding, advisory proposal to approve out executive compensation.	MNGT	Y	Mirror	Mirror
88	Waste Management Inc	WM	US94106L1098	Annual: 05/12/2020	4	Proposal to amend and restate our Employee Stock Purchase Plan to increase the number of shares authorized for issuance.	MNGT	Y	Mirror	Mirror
89	Mondeléz International Inc	MDLZ	US6092071058	Annual: 05/13/2020	1	Election of Directors: Lewis W K Booth; Charles E Bunch; Debra A Crew; Lois D Juliber; Peter W May; Jorge S Mesquita; Fredric G Reynolds; Christiana S Shi; Patrick T Siewert; Michael A Todman; Jean-François M L van Boxmeer; Dirk van de Put.	MNGT	Y	Mirror	Mirror
90	Mondeléz International Inc	MDLZ	US6092071058	Annual: 05/13/2020	2	Advisory vote to Approve Executive Compensation.	MNGT	Y	Mirror	Mirror
91	Mondeléz International Inc	MDLZ	US6092071058	Annual: 05/13/2020	3	Ratification of PricewaterhouseCoopers LLP as Independent Registered Public Accounts for Fiscal Year Ending December 31, 2020.	MNGT	Y	Mirror	Mirror
92	Mondeléz International Inc	MDLZ	US6092071058	Annual: 05/13/2020	4	Consider Employee Pay in Setting Chief Executive Officer Pay.	SHAREHOLDER	Y	Mirror	Mirror
93	Alliant Energy Corp	LNT	US0188021085	Annual: 05/21/2020	1	Election of Board Directors (Nominees for terms ending in 2023): Patrick E Allen; Michael D Garcia; Singleton B McAllister; Susan D Whiting.	MNGT	Y	Mirror	Mirror
94	Alliant Energy Corp	LNT	US0188021085	Annual: 05/21/2020	2	Advisory vote to approve the compensation of out named executive officers.	MNGT	Y	Mirror	Mirror
95	Alliant Energy Corp	LNT	US0188021085	Annual: 05/21/2020	3	Approve the Alliant Energy Corporation 2020 Omnibus Incentive Plan.	MNGT	Y	Mirror	Mirror
96	Alliant Energy Corp	LNT	US0188021085	Annual: 05/21/2020	4	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2020.	MNGT	Y	Mirror	Mirror
97	McDonald's Corp	MCD	US5801351017	Annual: 05/21/2020	1	Election of Directors (each for a one-year term expiring in 2021): Lloyd Dean; Robert Eckert; Catherine Engelbert; Margaret Georgiadis; Enrique Hernandez, Jr; Christopher Kempczinski; Richard Lenny; John Mulligan; Sheila Penrose; John Rogers, Jr; Paul Walsh; Miles White.	MNGT	Y	Mirror	Mirror
98	McDonald's Corp	MCD	US5801351017	Annual: 05/21/2020	2	Advisory vote to approve executive compensation.	MNGT	Y	Mirror	Mirror
99	McDonald's Corp	MCD	US5801351017	Annual: 05/21/2020	3	Advisory vote to approve the appointment of Ernst & Young LLP as independent auditor for 2020.	MNGT	Y	Mirror	Mirror
100	McDonald's Corp	MCD	US5801351017	Annual: 05/21/2020	4	Vote to approve the Company's Amended and Restated 2012 Omnibus Stock Ownership Plan.	MNGT	Y	Mirror	Mirror
101	McDonald's Corp	MCD	US5801351017	Annual: 05/21/2020	5	Advisory vote on a shareholder proposal requesting to change the thresholds to call special shareholder meetings, if properly presented.	SHAREHOLDER	Y	Mirror	Mirror
102	McDonald's Corp	MCD	US5801351017	Annual: 05/21/2020	6	Advisory vote on a shareholder proposal requesting the Board issue a report on sugar and public health, if properly presented.	SHAREHOLDER	Y	Mirror	Mirror
103	Southern Co	SOLN	US8425876021	Annual: 05/27/2020	1	Election of 14 Directors: Janaki Akella; Juanita Powell Baranco; Jon A Boscia; Henry A Clark III; Anthony F Earley, Jr; Thomas A Fanning; David J Grain; Donald M James; John D Johns; Dale E Klein; Ernest J Moniz; William G Smith, Jr; Steven R Specker; E Jennifer Wood III.	MNGT	Y	Mirror	Mirror
104	Southern Co	SOLN	US8425876021	Annual: 05/27/2020	2	Advisory vote to approve executive compensation.	MNGT	Y	Mirror	Mirror
105	Southern Co	SOLN	US8425876021	Annual: 05/27/2020	3	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2020.	MNGT	Y	Mirror	Mirror
106	Southern Co	SOLN	US8425876021	Annual: 05/27/2020	4	Stockholder proposal regarding an independent board chair.	SHAREHOLDER	Y	Mirror	Mirror
107	Southern Co	SOLN	US8425876021	Annual: 05/27/2020	5	Stockholder proposal regarding a report on lobbying.	SHAREHOLDER	Y	Mirror	Mirror
108	Keurig Dr Pepper Inc	KDP	US49271V1008	Annual: 06/24/2020	1	Election of Directors: Robert Gamgort; Oliver Goudet; Peter Harf; Genevieve Hovde; Anna-Lena Kamenetzky; Paul S Michaels; Pamela H Patsley; Gerhard Pleuhs; Fabien Simon; Robert Singer; Dirk Van de Put; Larry D Young.	MNGT	Y	Mirror	Mirror
109	Keurig Dr Pepper Inc	KDP	US49271V1008	Annual: 06/24/2020	2	To ratify the appointment of Deloitte & Touche LLP as independent registered public accountant firm for fiscal year 2020.	MNGT	Y	Mirror	Mirror
110	Keurig Dr Pepper Inc	KDP	US49271V1008	Annual: 06/24/2020	3	To approve an advisory resolution regarding the companies executive compensation.	MNGT	Y	Mirror	Mirror

Registrant: NORTHERN LIGHTS FUND TRUST - PSI Tactical Growth Fund									Item 1, Exhibit 51
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS FUND TRUST - SIERRA TACTICAL BOND FUND								Item 1, Exhibit 72
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Goldman Sachs	FGTXX	38141W	43853	Board Elections	M	Y	Mirror

Registrant: NORTHERN LIGHTS FUND TRUST - SIERRA TACTICAL CORE INCOME FUND								Item 1, Exhibit 73
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Goldman Sachs	FGTXX	38141W	1/23/2020	Board Elections	M	Y	Mirror

Registrant: NORTHERN LIGHTS FUND TRUST - SIERRA TACTICAL MUNICIPAL FUND									Item 1, Exhibit 76
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
2	Goldman Sachs	FGTXX	38141W	1/23/2020	Board Elections	M	Y	Management

Registrant: NORTHERN LIGHTS FUND TRUST - Sierra Tactical All Asset Fund									Item 1, Exhibit 81
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
4	Rydex U.S Govt.	RYFXX	78356C	10/24/2019	Board elections	M	Y	Mirror
6
7	Artisan Partners	APHYX	P28911- 010	12/9/2019	Board elections	M	Y	Mirror
8
9	Goldman Sachs	FTGXX	38141W	1/23/2020	Board elections	M	Y	Mirror

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date: August 31, 2020

* Print the name and title of each signing officer under his or her signature.